Hartford Disciplined US Equity ETF Investment Objectives and Goals - Hartford Disciplined US Equity ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Disciplined US Equity ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. large cap equity securities.